Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000231252 [Member]
Shareholder Report [Line Items]
Fund Name	Guru Favorite Stocks ETF
Class Name	Guru Favorite Stocks ETF
Trading Symbol	GFGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guru Favorite Stocks ETF (the “Fund”) for the period of December 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gurufocusetf.com/gfgf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://gurufocusetf.com/gfgf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 33,829,531
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 111,286
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	42.2%
Information Technology	24.2%
Communication Services	8.1%
Consumer Discretionary	5.7%
Industrials	5.6%
Health Care	3.6%
Consumer Staples	2.3%
Cash and Cash Equivalents	8.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	9.3%
NVIDIA Corp.	5.9%
Alphabet, Inc. - Class A	5.7%
Brown & Brown, Inc.	5.2%
MSCI, Inc.	4.9%
Visa, Inc. - Class A	4.5%
Berkshire Hathaway, Inc. - Class B	4.3%
Mastercard, Inc. - Class A	4.1%
Arthur J Gallagher & Co.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%